Government Series (Prospectus Summary) | Government Series
Government Series
Investment Objective
To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of $1.00 per share.
Fees and Expenses
These are the fees and expenses you may pay when you buy and hold shares of Government Series.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Government Series
Management fees	0.09%
Distribution (12b-1) fees	none
Other expenses:	0.12%
Transfer agent fees	0.08%
Other operating expenses	0.04%
Total Annual Fund Operating Expenses	0.21%	[1]
[1]	Pursuant to a voluntary fee deferral agreement with the Trust, the Adviser may, but is not obligated to, temporarily reduce its investment advisory, administration or transfer agent fees payable by Government Series to help Government Series achieve a more competitive yield. Fees waived pursuant to the voluntary fee deferral agreement may be recouped by the Adviser for a period up to three years after the date they were waived, subject to certain terms and conditions.

Expense Example

This example is intended to help you compare the cost of investing in Government Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
| | Government Series | USD ($)	22	68	118	268

Principal Investment Strategies

Government Series invests exclusively in the following high quality, short-term money market instruments:

•       US Government and agency obligations

•       Obligations issued by entities with liquidity support from the US Government or its agencies or instrumentalities

•       Repurchase agreements involving these obligations

•       Other money market mutual funds that invest exclusively in these types of obligations

Government Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks

Although Government Series invests exclusively in high-quality securities, an investment in Government Series – like an investment in any money market fund – is subject to certain risks, such as:

•

Interest Rate Risk When short-term interest rates fall, Government Series’ yield is likely to fall. When interest rates rise, the values of obligations held by Government Series may decline. If the rise is sharp or unexpected, Government Series’ share price could fall.

•

Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Government Series’ holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Government Series’ share price to fall.

•	Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Government Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Government Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Government Series.

Performance

The following information illustrates how Government Series has performed over time. For current yield information, call (800) 338-3383. Returns for other classes were different and are not shown here. Past performance may not indicate future results and yields may vary.

Year-by-Year Total Return (shown for calendar years) (%)

Highest Quarter Return: Q3 2007	1.29%
Lowest Quarter Return: Q4 2014	0.00%
YTD as of 9/30/15 (not annualized):	0.01%

Average Annual Total Return (%) (for the periods ended December 31, 2014)
Average Annual Total Returns	1 Year	5 Years	10 Years	Since inception		Inception Date
| | Government Series	0.02%	0.06%	1.57%	2.14%	[1]	Jan. 05, 1999
[1]	Government Series inception: 1/5/1999